Document and Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2019	Mar. 11, 2020	Jun. 28, 2019
Cover [Abstract]
Document Type	10-K
Document Period End Date	Dec. 31, 2019
Entity Registrant Name	HAWTHORN BANCSHARES, INC.
Entity Current Reporting Status	Yes
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Common Stock, Shares Outstanding		6,255,614
Entity Public Float			$ 138,940,484
Entity Central Index Key	0000893847
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Amendment Flag	false